Statement of Consolidated Equity (Parenthetical) - Successor - $ / shares		3 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Sep. 30, 2017	Oct. 03, 2016
Common stock, par value			$ 0.01	$ 0.01
Common stock, shares authorized			1,800,000,000
Common stock, shares outstanding	427,580,232	427,580,232	427,597,368
Common stock dividend declared, shares		$ 2.32
Common Stock [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued		80,232
Common stock, shares outstanding	427,580,232	427,580,232
Retained Earnings [Member]
Common stock dividend declared, shares		$ 2.32
Emergency [Member]
Common stock, shares issued	427,500,000
Emergency [Member] | Common Stock [Member]
Common stock, shares authorized	1,800,000,000	1,800,000,000
Other [Member] | Common Stock [Member]
Common stock, shares issued		427,500,000